Pacer MSCI World Industry Advantage ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Communication Services - 15.6%
Alphabet, Inc. - Class A	160	$32,643
Alphabet, Inc. - Class C	137	28,167
Charter Communications, Inc. - Class A (a)(b)	3	1,036
Comcast Corp. - Class A	104	3,501
Electronic Arts, Inc.	7	860
Fox Corp. - Class A	6	307
FOX Corp. - Class B	4	194
Interpublic Group of Cos., Inc.	10	287
KDDI Corp.	40	1,338
Liberty Media Corp.-Liberty Formula One - Class C (a)	6	574
Live Nation Entertainment, Inc. (a)	4	579
Match Group, Inc.	6	214
Meta Platforms, Inc. - Class A	60	41,352
Netflix, Inc. (a)	12	11,721
News Corp. - Class A	10	281
Nippon Telegraph & Telephone Corp.	792	780
Omnicom Group, Inc.	6	521
Pinterest, Inc. - Class A (a)	16	527
ROBLOX Corp. - Class A (a)(b)	12	853
Roku, Inc. (a)	4	331
Snap, Inc. - Class A (a)	28	316
SoftBank Corp.	760	981
SoftBank Group Corp.	28	1,698
Take-Two Interactive Software, Inc. (a)	5	928
Trade Desk, Inc. - Class A (a)(b)	12	1,424
Walt Disney Co.	49	5,540
Warner Bros Discovery, Inc. (a)	62	647
		137,600

Consumer Discretionary - 14.6%
Airbnb, Inc. - Class A (a)	12	1,574
Aisin Corp.	12	136
Amazon.com, Inc. (a)	199	47,299
Best Buy Co., Inc.	6	515
Booking Holdings, Inc.	1	4,738
Bridgestone Corp.	16	577
Burlington Stores, Inc. (a)	2	568
CarMax, Inc. (a)	4	343
Carnival Corp. (a)	26	719
Carvana Co. (a)	3	742
Chipotle Mexican Grill, Inc. (a)	37	2,159
Darden Restaurants, Inc.	3	586
Denso Corp.	50	696
Dick's Sporting Goods, Inc.	2	480
Domino's Pizza, Inc.	1	449
DoorDash, Inc. - Class A (a)	8	1,511
DraftKings, Inc. - Class A (a)	12	503
eBay, Inc.	14	945
Expedia Group, Inc. (a)	4	684
Flutter Entertainment PLC (a)	5	1,335
Genuine Parts Co.	4	465
Hermes International SCA	1	2,826
Hilton Worldwide Holdings, Inc.	7	1,792
Home Depot, Inc.	27	11,124
Honda Motor Co. Ltd.	118	1,125
Hyatt Hotels Corp. - Class A	2	316
Isuzu Motors Ltd.	16	216
Kering	2	526
Las Vegas Sands Corp.	10	458
LKQ Corp.	8	299
Lowe's Cos., Inc.	15	3,901
LVMH Moet Hennessy Louis Vuitton SE	7	5,108
Marriott International, Inc. - Class A	7	2,034
McDonald's Corp.	20	5,774
MercadoLibre, Inc. (a)	1	1,922
MGM Resorts International (a)	6	207
Nissan Motor Co. Ltd.	62	171
O'Reilly Automotive, Inc. (a)	2	2,589
Pool Corp.	1	344
Ross Stores, Inc.	9	1,355
Royal Caribbean Cruises Ltd.	7	1,866
Starbucks Corp.	31	3,338
Subaru Corp.	16	281
Sumitomo Electric Industries Ltd.	18	338
Suzuki Motor Corp.	42	506
TJX Cos., Inc.	31	3,868
Toyota Motor Corp.	279	5,348
Tractor Supply Co.	15	815
Ulta Beauty, Inc. (a)	1	412
Williams-Sonoma, Inc.	4	845
Wynn Resorts Ltd.	2	174
Yamaha Motor Co. Ltd.	22	185
Yum! Brands, Inc.	8	1,044
		128,131

Consumer Staples - 1.5%
Alimentation Couche-Tard, Inc.	21	1,109
Empire Co. Ltd.	4	118
George Weston Ltd.	2	309
Loblaw Cos. Ltd.	4	501
Metro, Inc.	6	375
Nestle SA	70	5,954
Reckitt Benckiser Group PLC	18	1,190
Unilever PLC	66	3,791
		13,347

Energy - 1.1%
ARC Resources Ltd.	16	274
Cameco Corp.	12	593
Canadian Natural Resources Ltd.	56	1,701
Cenovus Energy, Inc.	36	521
Enbridge, Inc.	58	2,507
Imperial Oil Ltd.	4	266
Keyera Corp.	6	170
MEG Energy Corp.	8	131
Parkland Corp. (a)	4	89
Pembina Pipeline Corp.	16	578
Suncor Energy, Inc.	34	1,276
TC Energy Corp.	28	1,262
Tourmaline Oil Corp.	10	456
		9,824

Financials - 15.8%
Allianz SE	11	3,588
Ally Financial, Inc.	8	312
American Express Co.	15	4,762
Ameriprise Financial, Inc.	3	1,630
Apollo Global Management, Inc.	11	1,881
Ares Management Corp. - Class A	5	991
Bank of Montreal	20	1,980
Bank of New York Mellon Corp.	20	1,719
Bank of Nova Scotia	34	1,740
Berkshire Hathaway, Inc. - Class B (a)	36	16,871
Blackrock, Inc.	4	4,302
Blackstone, Inc.	20	3,542
Block, Inc. (a)	15	1,362
Canadian Imperial Bank of Commerce	26	1,638
Capital One Financial Corp.	10	2,037
Carlyle Group, Inc.	6	337
Cboe Global Markets, Inc.	3	613
Charles Schwab Corp.	44	3,640
CME Group, Inc.	10	2,365
Coinbase Global, Inc. - Class A (a)	5	1,457
Corebridge Financial, Inc.	8	270
Corpay, Inc. (a)	2	761
Discover Financial Services	7	1,408
Equitable Holdings, Inc.	8	435
FactSet Research Systems, Inc.	1	474
Fidelity National Information Services, Inc.	14	1,141
Fiserv, Inc. (a)	16	3,457
Franklin Resources, Inc.	8	178
Global Payments, Inc.	7	790
Goldman Sachs Group, Inc.	9	5,764
Hannover Rueck SE	2	528
Intercontinental Exchange, Inc.	16	2,557
Jack Henry & Associates, Inc.	2	348
KKR & Co., Inc.	17	2,840
LPL Financial Holdings, Inc.	2	734
MarketAxess Holdings, Inc.	1	221
Mastercard, Inc. - Class A	22	12,218
Moody's Corp.	4	1,998
Morgan Stanley	33	4,568
MSCI, Inc.	2	1,194
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	4	2,168
Nasdaq, Inc.	12	988
National Bank of Canada	9	799
Northern Trust Corp.	6	674
PayPal Holdings, Inc. (a)	26	2,303
Raymond James Financial, Inc.	6	1,011
Robinhood Markets, Inc. - Class A (a)	14	727
Royal Bank of Canada	38	4,633
S&P Global, Inc.	9	4,693
SEI Investments Co.	3	260
State Street Corp.	8	813
Synchrony Financial	10	690
T Rowe Price Group, Inc.	6	702
Talanx AG	2	170
Toast, Inc. - Class A (a)	10	409
Toronto-Dominion Bank	48	2,738
Tradeweb Markets, Inc. - Class A	4	508
Visa, Inc. - Class A	46	15,722
		138,659

Health Care - 9.1%
Abbott Laboratories	47	6,013
Align Technology, Inc. (a)	2	438
Baxter International, Inc.	14	456
Becton Dickinson & Co.	8	1,981
Boston Scientific Corp. (a)	40	4,094
Cardinal Health, Inc.	6	742
Cencora, Inc.	5	1,271
Centene Corp. (a)	14	896
Cigna Group	8	2,354
Cooper Cos., Inc. (a)	6	579
CVS Health Corp.	34	1,920
DaVita, Inc. (a)	2	352
DexCom, Inc. (a)	10	868
Edwards Lifesciences Corp. (a)	16	1,159
Elevance Health, Inc.	6	2,374
Galderma Group AG (a)	2	243
GE HealthCare Technologies, Inc.	12	1,060
Haleon PLC	194	901
HCA Healthcare, Inc.	5	1,650
Henry Schein, Inc. (a)	4	320
Hologic, Inc. (a)	6	433
Humana, Inc.	3	880
IDEXX Laboratories, Inc. (a)	2	844
Insulet Corp. (a)	2	557
Intuitive Surgical, Inc. (a)	10	5,719
Labcorp Holdings, Inc.	2	500
Lonza Group AG	2	1,278
McKesson Corp.	4	2,379
Medtronic PLC	35	3,179
Molina Healthcare, Inc. (a)	2	621
Novartis AG	54	5,667
Quest Diagnostics, Inc.	3	489
ResMed, Inc.	4	945
Roche Holding AG	19	5,967
Roche Holding AG	1	333
Sandoz Group AG	11	527
Solventum Corp. (a)	4	296
STERIS PLC	3	662
Stryker Corp.	9	3,522
Teleflex, Inc.	1	180
UnitedHealth Group, Inc.	25	13,562
Universal Health Services, Inc. - Class B	2	377
Veeva Systems, Inc. - Class A (a)	4	933
Zimmer Biomet Holdings, Inc.	6	657
		80,178

Industrials - 3.0%
AGC, Inc.	6	174
Air Canada (a)	4	54
Canadian National Railway Co.	14	1,462
Canadian Pacific Kansas City Ltd.	25	1,987
Daifuku Co. Ltd.	8	166
Daikin Industries Ltd.	7	829
Experian PLC	24	1,192
FANUC Corp.	26	781
Fuji Electric Co. Ltd.	4	192
Fujikura Ltd.	7	284
Hitachi Construction Machinery Co. Ltd.	2	48
Hitachi Ltd.	122	3,105
Hoshizaki Corp.	2	74
Intertek Group PLC	4	253
ITOCHU Corp.	32	1,482
KAJIMA Corp.	10	179
Komatsu Ltd.	24	733
Kubota Corp.	26	327
Makita Corp.	6	179
Marubeni Corp.	38	568
MINEBEA MITSUMI, Inc.	10	162
Mitsubishi Corp.	88	1,413
Mitsubishi Electric Corp.	50	829
Mitsubishi Heavy Industries Ltd.	84	1,244
Mitsui & Co. Ltd.	68	1,353
MonotaRO Co. Ltd.	6	103
NIDEC CORP	24	416
Obayashi Corp.	18	243
RELX PLC	50	2,495
Rentokil Initial PLC	66	326
Sekisui Chemical Co. Ltd.	10	166
SMC Corp.	2	759
Sumitomo Corp.	28	607
Taisei Corp.	4	168
TFI International, Inc.	2	264
TOTO Ltd.	4	98
Toyota Industries Corp.	4	336
Toyota Tsusho Corp.	16	272
Yaskawa Electric Corp.	6	176
		25,499

Information Technology - 34.9%(c)
Accenture PLC - Class A	17	6,544
Adobe, Inc. (a)	12	5,249
Advanced Micro Devices, Inc. (a)	44	5,102
Akamai Technologies, Inc. (a)	4	400
Amphenol Corp. - Class A	32	2,265
Analog Devices, Inc.	14	2,966
ANSYS, Inc. (a)	2	701
Apple, Inc.	189	44,603
Applied Materials, Inc.	22	3,968
AppLovin Corp. - Class A (a)	6	2,218
Arista Networks, Inc. (a)	28	3,226
Aspen Technology, Inc. (a)	1	264
Atlassian Corp. - Class A (a)(b)	4	1,227
Autodesk, Inc. (a)	6	1,868
Bentley Systems, Inc. - Class B	4	186
Broadcom, Inc.	121	26,774
Cadence Design System, Inc. (a)	7	2,083
CDW Corp.	4	797
Cisco Systems, Inc.	109	6,605
Cloudflare, Inc. - Class A (a)	8	1,107
Cognizant Technology Solutions Corp. - Class A	14	1,157
Corning, Inc.	22	1,146
Crowdstrike Holdings, Inc. - Class A (a)	6	2,388
Datadog, Inc. - Class A (a)	8	1,142
Dell Technologies, Inc. - Class C	9	932
DocuSign, Inc. (a)	6	580
Dynatrace, Inc. (a)	8	462
Enphase Energy, Inc. (a)	4	249
Entegris, Inc.	4	406
EPAM Systems, Inc. (a)	2	508
F5, Inc. (a)(b)	2	595
Fair Isaac Corp. (a)	1	1,874
First Solar, Inc. (a)	3	503
Fortinet, Inc. (a)	18	1,816
Gartner, Inc. (a)	2	1,086
Gen Digital, Inc.	14	377
GoDaddy, Inc. - Class A (a)	4	851
Hewlett Packard Enterprise Co.	34	720
HP, Inc.	26	845
HubSpot, Inc. (a)	1	780
Intel Corp.	116	2,254
International Business Machines Corp.	25	6,393
Intuit, Inc.	8	4,812
Jabil, Inc.	3	487
Juniper Networks, Inc.	8	279
Keysight Technologies, Inc. (a)	5	892
KLA Corp.	4	2,953
Lam Research Corp.	35	2,837
Manhattan Associates, Inc. (a)(b)	2	417
Marvell Technology, Inc. (b)	24	2,709
Microchip Technology, Inc.	14	760
Micron Technology, Inc.	30	2,737
Microsoft Corp.	100	41,506
MicroStrategy, Inc. - Class A (a)	5	1,674
MongoDB, Inc. (a)	2	547
Monolithic Power Systems, Inc.	1	637
Motorola Solutions, Inc.	5	2,346
NetApp, Inc.	6	733
Nutanix, Inc. - Class A (a)	7	481
NVIDIA Corp.	291	34,940
NXP Semiconductors NV	7	1,460
Okta, Inc. (a)	4	377
ON Semiconductor Corp. (a)	12	628
Oracle Corp. (b)	45	7,653
Palantir Technologies, Inc. - Class A (a)	55	4,537
Palo Alto Networks, Inc. (a)	18	3,320
PTC, Inc. (a)	3	580
Pure Storage, Inc. - Class A (a)	8	542
Qorvo, Inc. (a)	2	166
QUALCOMM, Inc.	30	5,188
Roper Technologies, Inc.	3	1,727
salesforce.com, Inc.	26	8,884
Samsara, Inc. - Class A (a)	6	309
Seagate Technology Holdings PLC	6	578
ServiceNow, Inc. (a)	6	6,110
Skyworks Solutions, Inc.	4	355
Snowflake, Inc. - Class A (a)	8	1,452
Super Micro Computer, Inc. (a)(b)	14	399
Synopsys, Inc. (a)	4	2,102
TE Connectivity PLC	8	1,184
Teledyne Technologies, Inc. (a)	1	511
Teradyne, Inc.	4	463
Texas Instruments, Inc.	25	4,615
Trimble, Inc. (a)	6	450
Twilio, Inc. - Class A (a)	4	586
Tyler Technologies, Inc. (a)	1	602
VeriSign, Inc. (a)	2	430
Western Digital Corp. (a)(b)	9	586
Workday, Inc. - Class A (a)	6	1,572
Zebra Technologies Corp. - Class A (a)	1	392
Zoom Communications, Inc. - Class A (a)	6	522
Zscaler, Inc. (a)	2	405
		305,649

Materials - 0.7%
BHP Group Ltd.	134	3,327
BlueScope Steel Ltd.	12	159
Fortescue Ltd.	44	523
James Hardie Industries PLC (a)	12	408
Mineral Resources Ltd.	4	87
Northern Star Resources Ltd.	30	323
Orica Ltd.	12	131
Rio Tinto Ltd.	10	730
South32 Ltd.	120	251
		5,939

Real Estate - 0.2%
Daito Trust Construction Co. Ltd.	2	215
Daiwa House Industry Co. Ltd.	14	442
Hulic Co. Ltd.	10	88
Mitsubishi Estate Co. Ltd.	30	439
Mitsui Fudosan Co. Ltd.	70	636
Sumitomo Realty & Development Co. Ltd.	8	278
		2,098

Utilities - 0.3%
Endesa SA	8	177
Iberdrola SA	162	2,293
Redeia Corp. SA	10	168
		2,638
TOTAL COMMON STOCKS (Cost $770,195)		849,562

REAL ESTATE INVESTMENT TRUSTS - 3.3%	Shares	Value
Alexandria Real Estate Equities, Inc.	4	389
American Homes 4 Rent - Class A	8	277
American Tower Corp.	13	2,404
Annaly Capital Management, Inc.	14	286
AvalonBay Communities, Inc.	4	886
BXP, Inc.	4	293
Camden Property Trust	3	341
Crown Castle, Inc.	12	1,071
Digital Realty Trust, Inc. (b)	9	1,475
Equinix, Inc.	3	2,741
Equity LifeStyle Properties, Inc.	4	262
Equity Residential	10	706
Essex Property Trust, Inc.	2	569
Extra Space Storage, Inc.	6	924
Gaming and Leisure Properties, Inc.	8	387
Healthpeak Properties, Inc.	18	372
Host Hotels & Resorts, Inc.	18	301
Invitation Homes, Inc.	16	498
Iron Mountain, Inc.	8	813
Kimco Realty Corp.	18	404
Mid-America Apartment Communities, Inc.	3	458
Prologis, Inc.	25	2,982
Public Storage	4	1,194
Realty Income Corp.	24	1,311
Regency Centers Corp.	4	287
SBA Communications Corp.	3	593
Simon Property Group, Inc.	9	1,565
Sun Communities, Inc.	4	506
UDR, Inc.	8	334
Ventas, Inc.	11	665
VICI Properties, Inc.	28	834
Welltower, Inc.	17	2,320
Weyerhaeuser Co.	20	612
WP Carey, Inc.	6	335
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $32,425)		29,395

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.8%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (d)	16,241	16,241
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $16,241)		16,241

TOTAL INVESTMENTS - 101.9% (Cost $818,861)		895,198
Liabilities in Excess of Other Assets - (1.9)%		(15,909)
TOTAL NET ASSETS - 100.0%		$879,289
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $16,033 which represented 1.8% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer MSCI World Industry Advantage ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$849,562	$–	$–	$849,562
Real Estate Investment Trusts	29,395	–	–	29,395
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	16,241
Total Investments	$878,957	$–	$–	$895,198

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $16,241 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.